Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 2,707,089	$ 31,303	$ 59,821
Trade accounts receivable, net of allowance for doubtful accounts of $6,470, $6,474 and $2,754	289,018	212,660	144,347
Inventory	228,371	206,926	290,508
Prepaid expenses and other current assets	238,039	208,063	429,102
Total Current Assets	3,462,517	658,952	923,778
Fixed assets, net	674,637	706,197	827,389
Intangible and Other assets:
Trademarks	251,157	251,157	251,157
Patents, net of accumulated amortization	412,718	444,095	502,895
Website, net of accumulated amortization	7,140	1,680	2,772
Security deposits	53,169	53,169	53,169
Total Intangible and Other assets	724,184	750,101	809,993
TOTAL ASSETS	4,861,338	2,115,250	2,561,160
Current Liabilities
Accounts payable	166,111	254,024	187,789
Accrued interest: Related Party	272,405	238,299	107,176
Accrued interest: Other	18,248	147,984	87,962
Accrued liabilities	325,244	1,776,867	1,198,463
Other current liabilities	88,804	61,576	241,918
Derivative liability - warrants	1,511,033
Notes payable: Related Party		2,373,556	1,732,812
Notes payable: Other	328,338	578,186	462,690
TOTAL CURRENT LIABILITIES	2,710,183	5,430,492	4,018,810
Notes payable long-term: Related Party	2,247,037
Notes payable long-term: Other	151,450
TOTAL LIABILITIES	5,108,670	5,430,492
STOCKHOLDERS' DEFICIENCY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 1.0 and 16.2 issued and outstanding as at March 31, 2014 and December 31, 2013 respectively		1	1
Common Stock, $0.0001 par value, 25,000,000 shares authorized, 10,285,832 and 6,757,225 shares issued and outstanding at March 31, 2014 and December 31, 2013 respectively	1,028	675	602
Additional Paid-in Capital	17,617,736	13,762,689	13,141,489
Treasury Stock (103,334 shares of Common Stock as of March 31, 2014 and December 31, 2013 respectively, at cost)	(1,033)	(1,033)	(1,033)
Accumulated Deficit	(17,820,415)	(17,032,405)	(14,587,914)
Accumulated Other Comprehensive Income	(44,648)	(45,170)	(10,795)
Total Stockholders' Deficiency	(247,332)	(3,315,243)	(1,457,650)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 4,861,338	$ 2,115,250	$ 2,561,160